WARRANTS (Details) (Warrant [Member], USD $)	12 Months Ended
Dec. 31, 2014
Warrants [Line Items]
Market price per share (USD/share)	$ 2.73
Dividend yield	0.00%
Minimum [Member]
Warrants [Line Items]
Exercise price (USD/share)	$ 4.00
Risk free rate	0.06%
Expected term/Contractual life (years)	3 months 18 days
Expected volatility	27.57%
Maximum [Member]
Warrants [Line Items]
Exercise price (USD/share)	$ 11.86
Risk free rate	1.00%
Expected term/Contractual life (years)	2 years 7 months 20 days
Expected volatility	140.19%